MFS® Global Total Return Fund
MFS® Global Total Return Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek total return.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 10 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS® Global Total Return Fund	A		B	C	I	R1	R2	R3	R4	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS® Global Total Return Fund		A	B	C	I	R1	R2	R3	R4	R5
Management Fee		0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.09%
Total Annual Fund Operating Expenses		1.27%	2.02%	2.02%	1.02%	2.02%	1.52%	1.27%	1.02%	0.93%
Fee Reductions and/or Expense Reimbursements	[1]	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.13%	1.88%	1.88%	0.88%	1.88%	1.38%	1.13%	0.88%	0.82%
[1]	Massachusetts Financial Services Company has agreed in writing to reduce its management fee to 0.75% of the fund's average daily net assets annually in excess of $500 million to $1 billion, 0.70% of the fund's average daily net assets annually in excess of $1 billion to $2.5 billion, and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least February 29, 2016. In addition, MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.13% of the fund's average daily net assets annually for each of Class A and Class R3 shares, 1.88% of the fund's average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.88% of the fund's average daily net assets annually for each of Class I and Class R4 shares, 1.38% of the fund's average daily net assets annually for Class R2 shares, and 0.82% of the fund's average daily net assets annually for Class R5 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least February 29, 2016.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS® Global Total Return Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	684	942	1,219	2,009
B	591	920	1,275	2,144
C	291	620	1,075	2,337
I	90	311	550	1,235
R1	191	620	1,075	2,337
R2	141	467	816	1,801
R3	115	389	684	1,522
R4	90	311	550	1,235
R5	84	285	504	1,133

Expense Example No Redemption MFS® Global Total Return Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	191	620	1,075	2,144
C	191	620	1,075	2,337

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) invests the fund’s assets in equity securities and debt instruments. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in real estate investment trusts (REITs), and depositary receipts for such securities. Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, municipal instruments, foreign government securities, inflation-adjusted bonds, and other obligations to repay money borrowed. MFS seeks to invest between 40% and 75% of the fund’s assets in equity securities and at least 25% of the fund’s assets in fixed-income senior securities.

Of the fund’s investments in equity securities, MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the equity portion of the fund’s assets in companies of any size, MFS primarily invests in companies with large capitalizations.

MFS may invest the fund’s assets in U.S. and foreign securities, including emerging market securities.

MFS normally allocates the fund’s investments across different countries and regions.

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

Of the fund’s investments in debt instruments, MFS generally invests substantially all of these investments in investment grade debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and instruments. Quantitative models that systematically evaluate issuers and instruments are used by certain of the fund’s equity portfolio managers and may also be considered by other portfolio managers.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of changes in, market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and/or that affect the debt market generally.

Interest Rate Risk:  In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, and other conditions.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, and other conditions, and a decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Focus Risk: The fund’s performance will be closely tied to the market, currency, economic, political, regulatory, geopolitical, and other conditions in the countries or regions in which the fund’s assets are invested.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

During the period(s) shown in the bar chart, the highest quarterly return was 12.25% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (9.94)% (for the calendar quarter ended March 31, 2009).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2014)
Average Annual Returns MFS® Global Total Return Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
B	B Shares Returns Before Taxes	(1.33%)	6.90%	5.78%
C	C Shares Returns Before Taxes	1.68%	7.22%	5.62%
I	I Shares Returns Before Taxes	3.71%	8.27%	6.68%
R1	R1 Shares Returns Before Taxes	2.67%	7.20%	5.56%
R2	R2 Shares Returns Before Taxes	3.16%	7.73%	6.09%
R3	R3 Shares Returns Before Taxes	3.49%	8.01%	6.36%
R4	R4 Shares Returns Before Taxes	3.67%	8.28%	6.64%
R5	R5 Shares Returns Before Taxes	3.79%	8.31%	6.70%
A	A Shares Returns Before Taxes	(2.47%)	6.74%	5.74%
After Taxes on Distributions A	A Shares Returns Before Taxes	(3.21%)	6.15%	4.72%
After Taxes on Distributions and Sale of Fund Shares A	A Shares Returns Before Taxes	(0.83%)	5.23%	4.47%
MSCI World Index	Index Comparison (Reflects no deduction for fees, expenses, or taxes) MSCI World Index	5.50%	10.81%	6.61%
Barclays Global Aggregate Bond Index	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Barclays Global Aggregate Bond Index	0.59%	2.65%	3.60%
MFS Global Total Return Blended Index	Index Comparisons (Reflects no deduction for fees, expenses or taxes) MFS Global Total Return Blended Index	3.57%	7.68%	5.67%

As of December 31, 2014, the MFS Global Total Return Blended Index (the “Blended Index”) consisted of the following indices and weightings: 60% MSCI World Index and 40% Barclays Global Aggregate Index. The components and weightings of the Blended Index may have differed during the period, and may differ in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.